T. ROWE PRICE New Horizons Fund
September 30, 2024 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  94.1%
COMMUNICATION SERVICES  0.0%
Diversified Telecommunication Services  0.0%
GCI Liberty, Class A, EC (1) 6,047,898 —
—
Entertainment  0.0%
Houzz, Acquisition Date: 6/3/14, Cost $6,575 (1)(2)(3) 877,600 26
OfferUp , Acquisition Date: 3/6/15, Cost $5,042 (1)(2)(3) 1,012,630 881
907
Total Communication Services 907
CONSUMER DISCRETIONARY  4.5%
Diversified Consumer Services  0.0%
Duolingo  (2) 31,475 8,877
8,877
Hotels, Restaurants & Leisure  1.0%
Cava Group (2) 824,082 102,062
Wingstop 240,333 99,998
202,060
Specialty Retail  2.6%
Five Below (2) 1,693,886 149,655
Floor & Decor Holdings, Class A (2) 3,231,539 401,260
Framebridge , EC, Acquisition Date: 5/19/20 - 9/15/21,
Cost $2,186 (1)(2)(3) 2,186,159 1,028
551,943
Textiles, Apparel & Luxury Goods  0.9%
Moncler (EUR)  2,822,958 179,475
On Holding, Class A (2) 421,539 21,140
200,615
Total Consumer Discretionary 963,495
CONSUMER STAPLES  0.0%
Food Products  0.0%
Farmers Business Network, Acquisition Date: 11/3/17 - 7/31/20,
Cost $19,384 (1)(2)(3) 801,662 3,022
Total Consumer Staples 3,022
ENERGY  4.4%
Energy Equipment & Services  4.2%
TechnipFMC 20,920,926 548,756

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Weatherford International  4,135,650 351,199
899,955
Oil, Gas & Consumable Fuels  0.2%
Viper Energy  814,875 36,759
36,759
Total Energy 936,714
FINANCIALS  4.4%
Capital Markets  0.5%
Hamilton Lane, Class A  146,419 24,656
StepStone Group, Class A  1,457,900 82,852
107,508
Financial Services  3.7%
Corpay  (2) 697,100 218,025
Toast, Class A (2) 19,911,842 563,704
781,729
Insurance  0.2%
Bowhead Specialty Holdings (2) 736,527 20,630
TWFG (2) 463,174 12,561
33,191
Total Financials 922,428
HEALTH CARE  27.5%
Biotechnology  16.2%
Agios Pharmaceuticals (2) 482,236 21,426
Akero Therapeutics (2) 1,814,384 52,055
Alnylam Pharmaceuticals (2) 1,089,764 299,718
AnaptysBio  (2) 322,122 10,791
Arcellx  (2) 504,493 42,130
Argenx , ADR (2) 868,747 470,930
Ascendis Pharma, ADR (2) 658,550 98,328
Autolus Therapeutics, ADR (2) 2,268,455 8,235
Avidity Biosciences (2) 4,479,036 205,722
BeiGene , ADR (2) 143,210 32,152
Bicara Therapeutics (2) 589,533 15,015
Blueprint Medicines (2) 2,064,248 190,943
Cargo Therapeutics (2) 701,821 12,949
Celldex Therapeutics (2) 1,051,077 35,726
Centessa Pharmaceuticals, ADR (2) 645,192 10,317
Crinetics Pharmaceuticals (2) 2,020,841 103,265
Cytokinetics (2) 766,430 40,468
Day One Biopharmaceuticals (2) 1,542,384 21,485
Disc Medicine (2) 511,998 25,160

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Dyne Therapeutics (2) 984,894 35,377
Entrada Therapeutics (2) 1,942,377 31,039
Exact Sciences (2) 63,200 4,305
Generation Bio (2) 5,341,800 13,194
Geron  (2) 1,712,770 7,776
Gyroscope Therapeutics, Milestone Payment 1, Acquisition
Date: 2/18/22, Cost $8,140 (1)(2)(3) 8,139,642 —
Gyroscope Therapeutics, Milestone Payment 2, Acquisition
Date: 2/18/22, Cost $5,425 (1)(2)(3) 5,424,598 —
Gyroscope Therapeutics, Milestone Payment 3, Acquisition
Date: 2/18/22, Cost $5,425 (1)(2)(3) 5,424,598 —
Ideaya Biosciences (2) 1,983,199 62,828
IGM Biosciences (2) 1,966,446 32,525
Immatics  (2) 1,203,770 13,735
Immunovant  (2) 653,221 18,623
Insmed  (2) 4,769,891 348,202
Ionis Pharmaceuticals (2) 1,263,179 50,603
Keros Therapeutics (2) 877,880 50,979
Kymera Therapeutics (2) 3,140,871 148,657
Legend Biotech, ADR (2) 384,813 18,752
Madrigal Pharmaceuticals (2) 211,019 44,782
Merus  (2) 369,835 18,477
Mirum Pharmaceuticals (2) 768,367 29,966
Monte Rosa Therapeutics (2) 3,406,223 18,053
MoonLake Immunotherapeutics  (2) 667,750 33,668
Natera  (2) 277,823 35,270
Neurocrine Biosciences (2) 239,741 27,623
Nurix Therapeutics (2) 1,453,367 32,657
Nuvalent , Class A (2) 422,097 43,181
Praxis Precision Medicines (2) 418,723 24,093
Prime Medicine (2) 1,145,339 4,432
Prothena  (2) 1,891,627 31,647
Relay Therapeutics (2) 2,123,364 15,033
Replimune Group (2)(4) 4,392,911 48,146
REVOLUTION Medicines (2) 1,825,580 82,790
REVOLUTION Medicines, Warrants, 11/14/28 (2) 302,672 42
Rocket Pharmaceuticals (2) 1,008,397 18,625
Scholar Rock, Warrants, 12/31/25, Acquisition Date: 6/17/22,
Cost $— (2)(3)(4) 229,118 584
Scholar Rock Holding (2)(4) 3,920,444 31,403
Soleno Therapeutics (2) 172,599 8,715
SpringWorks Therapeutics (2) 1,475,265 47,267
Tenaya Therapeutics (2) 2,099,086 4,051
Ultragenyx Pharmaceutical (2) 861,110 47,835

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Vaxcyte  (2) 1,316,327 150,417
Vera Therapeutics (2) 1,474,854 65,189
Xencor  (2) 1,617,556 32,529
Zenas Biopharma (2) 362,206 6,129
3,436,014
Health Care Equipment & Supplies  0.1%
Penumbra (2) 159,775 31,046
31,046
Health Care Providers & Services  1.4%
Capsule, Acquisition Date: 4/7/21, Cost $8,954 (1)(2)(3) 617,863 1,409
Molina Healthcare (2) 870,846 300,059
301,468
Health Care Technology  2.1%
Veeva Systems, Class A (2) 2,159,733 453,263
453,263
Life Sciences Tools & Services  6.9%
Bio- Techne 5,834,466 466,349
Eurofins Scientific (EUR)  1,766,194 111,979
ICON (2) 963,509 276,826
Repligen  (2) 1,393,721 207,413
Sartorius Stedim Biotech (EUR)  203,431 42,594
Tempus Labs, Series D, Acquisition Date: 3/16/18 - 6/21/24,
Cost $46,048 (2)(3) 2,279,781 129,036
West Pharmaceutical Services  789,080 236,850
1,471,047
Pharmaceuticals  0.8%
Arvinas  (2) 2,016,090 49,656
EyePoint Pharmaceuticals (2) 1,271,549 10,160
Intra-Cellular Therapies (2) 278,016 20,342
Longboard Pharmaceuticals (2) 901,561 30,049
Pliant Therapeutics (2) 2,414,413 27,066
Structure Therapeutics, ADR (2) 582,631 25,572
Terns Pharmaceuticals (2) 512,258 4,272
WaVe Life Sciences (2) 801,369 6,571
173,688
Total Health Care 5,866,526
INDUSTRIALS & BUSINESS SERVICES  29.5%
Aerospace & Defense  0.1%
Loar Holdings (2) 248,667 18,548
18,548

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Building Products  0.1%
Trex  (2) 231,795 15,433
15,433
Commercial Services & Supplies  0.3%
MSA Safety  390,318 69,219
69,219
Construction & Engineering  1.5%
API Group (2) 2,241,654 74,020
WillScot Holdings (2) 6,236,330 234,486
308,506
Electrical Equipment  1.4%
Hubbell  672,780 288,185
288,185
Ground Transportation  4.2%
Old Dominion Freight Line  1,993,170 395,923
Saia (2) 1,148,286 502,100
898,023
Industrial Conglomerates  1.9%
Roper Technologies  709,092 394,567
394,567
Machinery  9.3%
AGCO  236,239 23,118
Atmus Filtration Technologies  1,553,281 58,295
Esab 3,048,779 324,116
IDEX  2,141,262 459,301
Ingersoll Rand  3,908,686 383,676
RBC Bearings (2) 1,217,253 364,421
Toro  4,019,793 348,637
1,961,564
Passenger Airlines  0.0%
Wheels Up Earnout , Acquisition Date: 7/23/21, Cost $— (1)(2)
(3) 1,049,318 —
Wheels Up Earnout , Acquisition Date: 7/23/21, Cost $— (1)(2)
(3) 1,049,318 —
Wheels Up Earnout , Acquisition Date: 7/23/21, Cost $— (1)(2)
(3) 1,049,318 —
—
Professional Services  8.4%
Booz Allen Hamilton Holding  2,934,477 477,615

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Checkr , Acquisition Date: 6/29/18 - 12/2/19, Cost $18,149 (1)
(2)(3)(4) 2,653,566 11,463
Dayforce  (2)(4) 10,742,152 657,957
Leidos Holdings  453,102 73,856
Paylocity Holding (2)(4) 3,364,029 554,964
1,775,855
Trading Companies & Distributors  2.3%
SiteOne Landscape Supply (2)(4) 3,220,296 485,975
485,975
Total Industrials & Business Services 6,215,875
INFORMATION TECHNOLOGY  22.1%
Electronic Equipment, Instruments & Components  3.6%
Novanta  (2) 1,185,225 212,060
Teledyne Technologies (2) 1,245,681 545,185
757,245
IT Services  3.9%
Globant  (2)(4) 2,813,020 557,372
GoDaddy , Class A (2) 676,202 106,015
MongoDB (2) 556,500 150,450
ServiceTitan , Acquisition Date: 11/9/18 - 5/4/21, Cost $4,411 (1)
(2)(3) 118,816 9,368
Themis Solutions, Acquisition Date: 4/14/21, Cost $9,168 (1)
(2)(3) 408,330 14,211
837,416
Semiconductors & Semiconductor Equipment  2.7%
Entegris 2,508,998 282,338
MACOM Technology Solutions Holdings (2) 1,729,871 192,466
MKS Instruments  574,834 62,490
Monolithic Power Systems  45,135 41,727
579,021
Software  11.9%
BILL Holdings (2) 5,889,503 310,730
Databricks , Acquisition Date: 7/24/20 - 8/28/20, Cost $5,376 (1)
(2)(3) 335,808 29,339
Datadog , Class A (2) 2,800,132 322,183
Descartes Systems Group (2) 2,920,056 300,649
Evernote Chinese Cash Escrow, EC (1) 429,118 —
Evernote Equity Holder Expense Fund, EC (1) 15,815 13
Gusto, Acquisition Date: 8/18/20 - 11/9/20, Cost $28,448 (1)(2)
(3) 2,129,852 39,594
HubSpot  (2) 1,117,913 594,282
Monday.com (2) 1,126,032 312,778

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Onestream  (2) 313,173 10,617
Procore Technologies (2) 3,580,859 221,011
Samsara, Class A (2) 7,676,839 369,409
Socure , Acquisition Date: 12/22/21, Cost $2,205 (1)(2)(3) 137,206 571
Tanium, Class B, Acquisition Date: 9/24/20, Cost $7,493 (1)(2)
(3) 657,558 3,459
2,514,635
Total Information Technology 4,688,317
MATERIALS  1.4%
Chemicals  0.0%
Ginkgo Bioworks , Earn Out Shares $15.00, Acquisition Date:
9/17/21, Cost $— (1)(2)(3) 5,448 —
Ginkgo Bioworks , Earn Out Shares $17.50, Acquisition Date:
9/17/21, Cost $— (1)(2)(3) 5,448 —
Ginkgo Bioworks , Earn Out Shares $20.00, Acquisition Date:
9/17/21, Cost $— (1)(2)(3) 5,448 —
—
Metals & Mining  1.0%
Osisko Gold Royalties (CAD)  2,486,493 46,055
Reliance  581,739 168,245
214,300
Paper & Forest Products  0.4%
Louisiana-Pacific  730,654 78,516
78,516
Total Materials 292,816
REAL ESTATE  0.3%
Real Estate Management & Development  0.3%
FirstService 290,800 53,059
Total Real Estate 53,059
Total Common Stocks (Cost $13,961,253) 19,943,159
CONVERTIBLE PREFERRED STOCKS  4.8%
COMMUNICATION SERVICES  0.0%
Entertainment  0.0%
Houzz, Series D, Acquisition Date: 6/3/14, Cost $19,726 (1)(2)
(3) 2,632,810 421
OfferUp , Series A-2, Acquisition Date: 3/6/15, Cost $6,851 (1)
(2)(3) 1,375,830 1,197
OfferUp , Series C, Acquisition Date: 3/6/15, Cost $11,641 (1)
(2)(3) 2,337,940 2,736

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
OfferUp , Series C-1, Acquisition Date: 8/26/16, Cost $4,573 (1)
(2)(3) 682,712 860
OfferUp , Series F, Acquisition Date: 7/1/20, Cost $2,026 (1)(2)
(3) 884,802 770
5,984
Media  0.0%
DTX, Series A-1, Acquisition Date: 2/4/22, Cost $8,815 (1)(2)(3) 4,844,924 4,324
4,324
Total Communication Services 10,308
CONSUMER DISCRETIONARY  0.7%
Hotels, Restaurants & Leisure  0.6%
Evolve Vacation Rental Network, Series 4, Acquisition Date:
8/15/14, Cost $906 (1)(2)(3)(4) 718,332 11,587
Evolve Vacation Rental Network, Series 5, Acquisition Date:
11/6/15, Cost $4,220 (1)(2)(3)(4) 1,727,442 27,864
Evolve Vacation Rental Network, Series 6, Acquisition Date:
1/18/17, Cost $8,679 (1)(2)(3)(4) 2,218,727 35,788
Evolve Vacation Rental Network, Series 7, Acquisition Date:
1/10/18, Cost $3,151 (1)(2)(3)(4) 433,698 6,995
Evolve Vacation Rental Network, Series 8, Acquisition Date:
3/29/18 - 6/15/18, Cost $17,862 (1)(2)(3)(4) 2,098,881 33,855
Evolve Vacation Rental Network, Series 9, Acquisition Date:
5/29/20, Cost $4,323 (1)(2)(3)(4) 745,950 12,032
128,121
Specialty Retail  0.1%
Minted, Series E, Acquisition Date: 10/30/18, Cost $23,654 (1)
(2)(3)(4) 1,756,494 22,922
22,922
Total Consumer Discretionary 151,043
CONSUMER STAPLES  0.0%
Food Products  0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $25 (1)(2)(3) 1,323 5
Farmers Business Network, Series F, Acquisition Date: 7/31/20,
Cost $28 (1)(2)(3) 852 3
Total Consumer Staples 8
FINANCIALS  0.1%
Capital Markets  0.1%
Trumid Holdings, Series J-A, Acquisition Date: 7/31/20,
Cost $11,909 (1)(2)(3)(5) 24,002 9,427
Trumid Holdings, Series J-B, Acquisition Date: 7/31/20,
Cost $7,187 (1)(2)(3)(5) 24,002 9,427

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Trumid Holdings, Series L, Acquisition Date: 9/15/21,
Cost $3,703 (1)(2)(3)(5) 4,229 1,661
Total Financials 20,515
HEALTH CARE  1.4%
Biotechnology  0.8%
Adarx Pharma, Series C, Acquisition Date: 8/2/23,
Cost $10,269 (1)(2)(3) 1,234,213 10,269
Caris Life Sciences, Series C, Acquisition Date: 8/14/20,
Cost $15,670 (1)(2)(3) 5,677,732 20,667
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $27,023 (1)(2)(3) 3,336,170 12,144
Eikon Therapeutics, Series B, Acquisition Date: 12/3/21,
Cost $26,128 (1)(2)(3) 1,477,112 31,756
Eikon Therapeutics, Series C, Acquisition Date: 5/18/23,
Cost $6,173 (1)(2)(3) 287,120 6,173
Genesis Therapeutics, Series A, Acquisition Date: 11/24/20,
Cost $6,007 (1)(2)(3) 1,176,193 6,008
Genesis Therapeutics, Series A-2, Acquisition Date: 11/24/20,
Cost $391 (1)(2)(3) 76,477 391
Genesis Therapeutics, Series B, Acquisition Date: 8/10/23,
Cost $3,850 (1)(2)(3) 753,779 3,850
Insitro , Series B, Acquisition Date: 5/21/20, Cost $7,412 (1)(2)
(3) 1,189,622 21,759
Insitro , Series C, Acquisition Date: 4/7/21, Cost $15,759 (1)(2)
(3) 861,590 15,759
Ring Therapeutics, Series B, Acquisition Date: 4/12/21,
Cost $13,087 (1)(2)(3) 1,422,490 6,543
Tessera Therapeutics, Series C, Acquisition Date: 2/25/22,
Cost $9,702 (1)(2)(3) 474,429 9,702
Treeline Biosciences, Series A, Acquisition Date: 4/9/21 -
9/26/22, Cost $22,682 (1)(2)(3) 2,897,679 24,950
169,971
Health Care Equipment & Supplies  0.1%
Kardium , Series D-5, Acquisition Date: 11/29/18,
Cost $8,865 (1)(2)(3)(4) 9,149,620 7,777
Kardium , Series D-6, Acquisition Date: 1/8/21, Cost $18,745 (1)
(2)(3)(4) 18,452,429 15,685
23,462
Health Care Providers & Services  0.1%
Capsule, Series 1-D, Acquisition Date: 4/7/21, Cost $8,954 (1)
(2)(3) 617,862 1,409
Color Health, Series D, Acquisition Date: 12/17/20,
Cost $11,006 (1)(2)(3)(4) 292,304 5,174

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Color Health, Series D-1, Acquisition Date: 1/13/20 - 12/23/20,
Cost $12,813 (1)(2)(3)(4) 600,689 7,202
Color Health, Series E, Acquisition Date: 10/26/21,
Cost $4,422 (1)(2)(3)(4) 44,229 1,747
15,532
Life Sciences Tools & Services  0.4%
Inscripta , Series E, Acquisition Date: 3/30/21, Cost $18,372 (1)
(2)(3) 2,080,677 3,891
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $24,828 (1)(2)(3) 1,817,581 84,463
88,354
Total Health Care 297,319
INDUSTRIALS & BUSINESS SERVICES  0.3%
Aerospace & Defense  0.0%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $18,589 (1)(2)(3) 412,771 5,704
5,704
Air Freight & Logistics  0.1%
Flexe , Series C, Acquisition Date: 11/18/20, Cost $17,689 (1)
(2)(3) 1,453,824 9,246
Flexe , Series D, Acquisition Date: 4/7/22, Cost $9,169 (1)(2)(3) 449,562 2,859
12,105
Professional Services  0.2%
Checkr , Series C, Acquisition Date: 4/10/18, Cost $25,265 (1)
(2)(3)(4) 5,552,310 23,986
Checkr , Series D, Acquisition Date: 9/6/19, Cost $45,551 (1)(2)
(3)(4) 4,517,982 19,518
43,504
Total Industrials & Business Services 61,313
INFORMATION TECHNOLOGY  2.3%
IT Services  0.5%
Haul Hub, Series B, Acquisition Date: 2/14/20 - 3/3/21,
Cost $13,003 (1)(2)(3)(4) 891,864 3,987
Haul Hub, Series C, Acquisition Date: 4/14/22, Cost $5,451 (1)
(2)(3)(4) 288,891 1,291
ServiceTitan , Series A-1, Acquisition Date: 11/9/18, Cost $55 (1)
(2)(3) 2,099 165
ServiceTitan , Series D, Acquisition Date: 11/9/18,
Cost $27,048 (1)(2)(3) 1,028,634 81,108
ServiceTitan , Series E, Acquisition Date: 4/23/20,
Cost $1,606 (1)(2)(3) 47,506 3,746

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
ServiceTitan , Series F, Acquisition Date: 3/25/21,
Cost $3,170 (1)(2)(3) 29,532 2,329
ServiceTitan , Series G, Acquisition Date: 6/28/21,
Cost $1,631 (1)(2)(3) 13,714 1,081
Themis Solutions, Series AA, Acquisition Date: 4/14/21,
Cost $2,064 (1)(2)(3) 91,920 3,199
Themis Solutions, Series AB, Acquisition Date: 4/14/21,
Cost $205 (1)(2)(3) 9,150 318
Themis Solutions, Series B, Acquisition Date: 4/14/21,
Cost $224 (1)(2)(3) 9,990 348
Themis Solutions, Series E, Acquisition Date: 4/14/21,
Cost $7,352 (1)(2)(3) 327,432 11,396
108,968
Software  1.8%
Databricks , Series F, Acquisition Date: 10/22/19,
Cost $25,522 (1)(2)(3) 1,782,729 155,757
Databricks , Series G, Acquisition Date: 2/1/21, Cost $12,785 (1)
(2)(3) 216,243 18,893
Gusto, Series B, Acquisition Date: 8/18/20, Cost $6,279 (1)(2)
(3) 464,700 8,639
Gusto, Series B-2, Acquisition Date: 8/18/20, Cost $11,722 (1)
(2)(3) 867,510 16,127
Gusto, Series C, Acquisition Date: 7/16/18, Cost $20,951 (1)(2)
(3) 2,755,737 51,229
Gusto, Series D, Acquisition Date: 7/16/19, Cost $29,246 (1)(2)
(3) 2,196,921 40,841
Lookout, Series F, Acquisition Date: 3/21/14 - 8/8/14,
Cost $31,937 (1)(2)(3) 2,795,838 4,250
SecurityScorecard , Series E, Acquisition Date: 3/5/21,
Cost $18,207 (1)(2)(3) 3,604,617 18,996
Seismic Software, Series E, Acquisition Date: 12/13/18,
Cost $18,216 (1)(2)(3) 2,889,530 16,441
Seismic Software, Series F, Acquisition Date: 9/25/20,
Cost $2,446 (1)(2)(3) 278,205 1,583
Socure , Series A, Acquisition Date: 12/22/21, Cost $2,679 (1)
(2)(3) 166,753 694
Socure , Series A-1, Acquisition Date: 12/22/21, Cost $2,199 (1)
(2)(3) 136,862 569
Socure , Series B, Acquisition Date: 12/22/21, Cost $40 (1)(2)(3) 2,476 10
Socure , Series E, Acquisition Date: 10/27/21, Cost $5,097 (1)
(2)(3) 317,219 1,320

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Tanium, Series G, Acquisition Date: 8/26/15, Cost $31,923 (1)
(2)(3) 6,430,431 33,824
369,173
Total Information Technology 478,141
Total Convertible Preferred Stocks (Cost $808,758) 1,018,647
PREFERRED STOCKS  0.7%
HEALTH CARE  0.7%
Life Sciences Tools & Services  0.7%
Sartorius (EUR)  568,306 159,796
Total Health Care 159,796
Total Preferred Stocks (Cost $101,677) 159,796
SHORT-TERM INVESTMENTS  0.8%
Money Market Funds  0.8%
T. Rowe Price Government Reserve Fund, 4.97% (4)(6) 161,466,264 161,466
Total Short-Term Investments (Cost $161,466) 161,466
Total Investments in Securities  100.4%
(Cost $15,033,154) $ 21,283,068
Other Assets Less Liabilities (0.4)% (82,190)
Net Assets 100.0% $ 21,200,878
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Level 3 in fair value hierarchy.
(2) Non-income producing
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $1,262,638 and represents 6.0% of net assets.
(4) Affiliated Companies
(5) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(6) Seven-day yield
ADR American Depositary Receipts

T. ROWE PRICE New Horizons Fund

.
.
.
.
.
.
.
.
.
.
CAD Canadian Dollar
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro

T. ROWE PRICE New Horizons Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Caris Life Sciences, Series C  $ — $ — $ —
Caris Life Sciences, Series D  — — —
Checkr — (2,866) —
Checkr , Series C  — (5,996) —
Checkr , Series D  — (4,879) —
Color Health, Series D  — (471) —
Color Health, Series D-1  — (1,460) —
Color Health, Series E  — 66 —
Dayforce  ^^ 4,999 (66,529) —
Evolve Vacation Rental Network, Series 4  — 841 —
Evolve Vacation Rental Network, Series 5  — 2,021 —
Evolve Vacation Rental Network, Series 6  — 2,596 —
Evolve Vacation Rental Network, Series 7  — 507 —
Evolve Vacation Rental Network, Series 8  — 2,456 —
Evolve Vacation Rental Network, Series 9  — 872 —
Five Below  (130,060) (223,206) —
Globant (703) (81,995) —
Haul Hub, Series B  — (2,318) —
Haul Hub, Series C  — (751) —
Kardium , Series D-5  — — —
Kardium , Series D-6  — — —
Minted, Series E  — 3,267 —
Paylocity Holding  (4,914) 5,114 —
Replimune Group ** (73) 11,341 —
Scholar Rock, Warrants, 12/31/25  — (2,392) —
Scholar Rock Holding  428 (43,038) —
SiteOne Landscape Supply  6,174 (32,142) —
T. Rowe Price Government Reserve Fund,
4.97% — — 15,085++
Affiliates not held at period end (191,501) (10,296) —
Totals $ (315,650)# $ (449,258) $ 15,085+

T. ROWE PRICE New Horizons Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
09/30/24
Caris Life Sciences, Series C  $ * $ — $ — $ *
Caris Life Sciences, Series D  * — — *
Checkr 14,329 — — 11,463
Checkr , Series C  29,982 — — 23,986
Checkr , Series D  24,397 — — 19,518
Color Health, Series D  * — — 5,174
Color Health, Series D-1  * — — 7,202
Color Health, Series E  * — — 1,747
Dayforce  ^^ 722,054 6,502 4,070 657,957
Endava , ADR  398,991 — 371,770 —
Evolve Vacation Rental
Network, Series 4  10,746 — — 11,587
Evolve Vacation Rental
Network, Series 5  25,843 — — 27,864
Evolve Vacation Rental
Network, Series 6  33,192 — — 35,788
Evolve Vacation Rental
Network, Series 7  6,488 — — 6,995
Evolve Vacation Rental
Network, Series 8  31,399 — — 33,855
Evolve Vacation Rental
Network, Series 9  11,160 — — 12,032
Five Below  597,386 27,744 252,269 *
Globant 563,615 102,816 27,064 557,372
Go Maps, Series B  — — 9,940 —
Go Maps, Series B-1  — — 2,148 —
Go Maps, Series B-3  — — 4,837 —
Haul Hub, Series B  6,305 — — 3,987
Haul Hub, Series C  2,042 — — 1,291
Kardium , Series D-5  7,777 — — 7,777
Kardium , Series D-6  15,685 — — 15,685
Minted, Series E  19,655 — — 22,922
Paylocity Holding  677,731 — 127,881 554,964
Replimune Group **  * 26,066 6,805 48,146
Scholar Rock, Warrants,
12/31/25  2,976 — — 584
Scholar Rock Holding  74,700 — 259 31,403
SiteOne Landscape Supply  546,183 59,711 87,777 485,975

T. ROWE PRICE New Horizons Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
09/30/24
T. Rowe Price Government
Reserve Fund, 4.97% $ 1,013,758  ¤  ¤ $ 161,466
Total $ 2,746,740^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $15,085 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $2,231,702.
^^ Includes previously reported affiliate Ceridian HCM Holding acquired through a corporate action.
* On the date indicated, issuer was held but not considered an affiliated company.
** Includes previously reported affiliate Replimune Group PIPE acquired through a corporate action.

T. ROWE PRICE New Horizons Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price New Horizons Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE New Horizons Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE New Horizons Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE New Horizons Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2024
(for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
September 30, 2024. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2024, totaled $26,151,000 for the period ended September 30, 2024. During the period, transfers into Level 3 resulted from a lack of observable market data for the security.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument.
Because the Valuation Designee considers a wide variety of factors and
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 19,319,052 $ 509,723 $ 114,384 $ 19,943,159
Convertible Preferred Stocks — — 1,018,647 1,018,647
Preferred Stocks — 159,796 — 159,796
Short-Term Investments 161,466 — — 161,466
Total $ 19,480,518 $ 669,519 $ 1,133,031 $ 21,283,068
($000s)
Beginning
Balance
12/31/23
Gain
(Loss)
During
Period
Total
Sales
Transfer
Into
Level 3
Ending
Balance
9/30/24
Investment in Securities
Common Stocks $ 108,184 $ 15,650 $ (9,705) $ 255 $ 114,384
Convertible Bonds — — — — —
Convertible Preferred Stocks 1,112,383 (30,195) (63,541) — 1,018,647
Total $ 1,220,567 $ (14,545) $ (73,246) $ 255 $ 1,133,031

T. ROWE PRICE New Horizons Fund

inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$114,384 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
20%
- 100%
20% Decrease
Expected
present value
Discount rate
for cost of
equity
7% 7% Decrease
Discount
for lack of
collectability
50% 50% Decrease
Market
comparable
Premium for
liquidation
preference
—# —# —#
Premium to
public company
multiples
15%
- 30%
23% Decrease
Probability
for potential
outcome
20%
- 50%
33% Increase
Enterprise
value to sales
multiple
1.3x
– 15.4x
8.6x Increase
Sales growth
rate
1%
- 55%
31% Increase
Enterprise
value to gross
profit multiple
1.8x
– 20.1x
11.9x Increase
Gross profit
growth rate
17%
- 55%
37% Increase

T. ROWE PRICE New Horizons Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Enterprise
value to gross
merchandise
value
0.5x 0.5x Increase
Discount to
public company
multiples
43%
– 52%
48% Decrease
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Convertible
Preferred
Stocks
$1,018,647 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Premium for
liquidation
preference
—# —# —#
Conversion
ratio
—# —# —#
Premium to
public company
multiples
15%
- 147%
48% Increase
Probability
for potential
outcome
10%
- 80%
44% Increase
Enterprise
value to sales
multiple
1.3x
- 15.4x
7.7x Increase
Projected
enterprise
value to sales
multiple
4.3x
– 8.7x
7.2x Increase
Sales growth
rate
1%
- 124%
34% Increase

T. ROWE PRICE New Horizons Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Enterprise
value to gross
profit multiple
1.8x
– 21.6x
11.3x Increase
Projected
enterprise
value to gross
profit multiple
6.8x
– 21.6x
15.9x Increase
Gross profit
growth rate
6%
- 171%
43% Increase
Enterprise
value to
EBITDA
multiple
9.5x 9.5x Increase
Projected
enterprise
value to
EBITDA
multiple
15.1x
– 37.6x
36.2x Increase
Enterprise
value to gross
merchandise
value
0.5x 0.5x Increase
Discount to
public company
multiples
25%
- 52%
39% Decrease
Discount rate
for cost of
capital
10%
- 40%
16% Decrease
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease

T. ROWE PRICE New Horizons Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F42-054Q3 09/24